UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-09869

__Franklin Floating Rate Master Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:_650 312-2000

Date of fiscal year end: 7/31

Date of reporting period:_7/31/10

Item 1. Reports to Stockholders.

Financial Highlights

	Year Ended July 31,
	2010	2009	2008	2007	2006
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$8.24	$9.02	$9.51	$9.77	$9.85
Income from investment operations[a]:
Net investment income	0.322	0.325	0.549	0.655	0.565
Net realized and unrealized gains (losses)	0.408	(0.780)	(0.493)	(0.258)	(0.076)
Total from investment operations	0.730	(0.455)	0.056	0.397	0.489
Less distributions from net investment income	(0.320)	(0.325)	(0.546)	(0.657)	(0.569)
Net asset value, end of year	$8.65	$8.24	$9.02	$9.51	$9.77
Total return	8.95%	(4.65)%	0.64%	4.09%	5.09%

Ratios to average net assets
Expenses before waiver and payments by affiliates	0.99%	1.02%	1.00%	0.95%	0.95%
Expenses net of waiver and payments by affiliates[b]	0.80%	0.69%	0.60%	0.60%	0.60%
Net investment income	3.81%	4.27%	6.16%	6.70%	5.76%

Supplemental data
Net assets, end of year (000's)	$483,151	$340,579	$447,246	$1,069,720	$1,140,854
Portfolio turnover rate	71.85%	53.88%	28.10%	77.72%	78.29%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Benefit of expense reduction rounds to less than 0.01%.

Statement of Investments, July 31, 2010

		Country	Principal Amount[a]	Value	% of Net Assets
[b,c]	Senior Floating Rate Interests
	Aerospace & Defense
[d]	AWAS Finance Luxembourg S.A.R.L., Term Loan, 7.75%, 6/10/16	Luxembourg	$2,690,000	$2,713,538	0.56
	BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	United States	1,154,174	1,165,175	0.24
	ILC Industries Inc., June 2006 Term Loan, 2.316%, 2/24/12	United States	717,039	704,043	0.15
	L-1 Identity Solutions Operating Co.,
	Tranche B-1 Term Loan, 6.75%, 8/05/13	United States	507,955	507,108	0.11
	Tranche B-2 Term Loan, 7.25%, 8/05/13	United States	788,288	786,973	0.16
	TASC Inc.,
	Tranche A Term Loan, 5.50%, 12/18/14	United States	1,881,000	1,886,487	0.39
	Tranche B Term Loan, 5.75%, 12/18/15	United States	1,492,500	1,497,786	0.31
____________________________________________
				9,261,110	1.92
____________________________________________
	Agricultural Products
	Dole Food Co. Inc., Tranche B-1 Term Loan, 5.00% - 5.50%, 3/02/17	United States	399,863	401,039	0.08
	Solvest Ltd. (Dole), Tranche C-1 Term Loan, 5.00% - 5.50%, 3/02/17	Bermuda	993,158	996,082	0.21
____________________________________________
				1,397,121	0.29
____________________________________________
	Air Freight & Logistics
	Ozburn-Hessey Holding Co. LLC, First Lien Term Loan, 7.50%, 4/08/16	United States	847,875	852,114	0.18
____________________________________________
	Airlines
	Delta Air Lines Inc., Term Loan, 8.75%, 9/27/13	United States	2,085,991	2,107,285	0.44
____________________________________________
	Apparel, Accessories & Luxury Goods
	Hanesbrands Inc., New Term Loan, 5.25%, 12/10/15	United States	1,034,443	1,041,070	0.22
[d]	Phillips-Van Heusen Corp., U.S. Tranche B Term Loan, 4.75%, 5/06/16	United States	2,138,659	2,151,453	0.44
____________________________________________
				3,192,523	0.66
____________________________________________
	Application Software
	Dealer Computer Services Inc. (Reynold & Reynolds), Term Loan B, 5.25%, 4/21/17	United States	4,299,368	4,263,094	0.88
	Nuance Communications Inc.,
	Incremental Term Loan, 2.32%, 3/31/13	United States	2,652,991	2,554,335	0.53
	Term Loan, 2.32%, 3/31/13	United States	331,602	319,270	0.07
____________________________________________
				7,136,699	1.48
____________________________________________
	Auto Parts & Equipment
	Dayco Products LLC (Mark IV),
	Term Loan B, 10.50%, 5/13/14	United States	810,343	794,642	0.17
[e]	Term Loan C, PIK, 12.50%, 11/13/14	United States	123,648	106,337	0.02
	U.S. Term Loan, 10.00%, 11/13/12	United States	846,243	829,847	0.17
[d]	Federal-Mogul Corp.,
	Term Loan B, 2.278% - 2.288%, 12/27/14	United States	3,897,993	3,489,401	0.72
	Term Loan C, 2.278% - 2.288%, 12/27/15	United States	776,077	694,728	0.14
	Key Safety Systems Inc., Term Loan B, 2.575% - 2.591%, 3/10/14	United States	4,500,188	3,881,412	0.80
	Mark IV Industries Corp., Canadian Term Loan, 10.00%, 11/13/12	Canada	282,081	276,616	0.06
	Tenneco Inc., Term Loan B, 5.071%, 6/03/16	United States	4,600,000	4,594,250	0.95
	TRW Automotive Inc., Tranche A2 Term Loan, 4.125%, 5/30/15	United States	1,495,367	1,489,759	0.31
	United Components Inc., Term Loan D, 2.374%, 6/29/12	United States	$677,177	$648,961	0.14
____________________________________________
				16,805,953	3.48
____________________________________________
	Broadcasting
	Citadel Broadcasting Corp., Term Loan, 11.00%, 6/03/15	United States	393,018	412,730	0.09
	Gray Television Inc., Term Loan B, 3.85%, 12/31/14	United States	3,561,523	3,353,174	0.69
	LBI Media Inc., Term Loan B, 1.816%, 3/31/12	United States	957,500	884,491	0.18
	Sinclair Television Group Inc., Tranche B Term Loan, 6.75%, 10/29/15	United States	1,848,485	1,866,184	0.39
	Univision Communications Inc., Initial Term Loan, 2.566%, 9/29/14	United States	8,514,356	7,455,970	1.54
____________________________________________
				13,972,549	2.89
____________________________________________
	Building Products
	Goodman Global Holdings Co. Inc., Term Loan B, 6.25%, 2/13/14	United States	1,439,530	1,445,827	0.30
____________________________________________
	Cable & Satellite
	CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.091%, 3/29/16	United States	2,862,093	2,829,448	0.58
	Insight Midwest Holdings LLC, Term Loan B, 2.10% - 2.28%, 4/02/14	United States	1,157,500	1,100,245	0.23
	MCC Iowa LLC (Mediacom Broadband), Term Loan F, 4.50%, 10/31/17	United States	1,477,616	1,418,142	0.29
	Mediacom LLC,
	Term Loan E, 4.50%, 10/23/17	United States	2,290,000	2,217,483	0.46
	Tranche D, 5.50%, 3/31/17	United States	794,000	775,143	0.16
	TWCC Holding Corp., Replacement Term Loans, 5.00%, 9/12/15	United States	2,742,439	2,748,266	0.57
	UPC Financing Partnership,
	Term Loan T, 4.251%, 12/31/16	Netherlands	2,777,191	2,648,052	0.55
	Term Loan X, 4.251%, 12/31/17	Netherlands	1,322,809	1,245,921	0.26
	WideOpenWest Finance LLC, Series A New Term Loan, 6.833% - 8.75%, 6/28/14	United States	790,037	780,162	0.16
____________________________________________
				15,762,862	3.26
____________________________________________
	Casinos & Gaming
	Ameristar Casinos Inc., Initial Term Loan, 3.588%, 11/10/12	United States	3,715,809	3,708,842	0.77
	CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	United States	4,299,874	4,248,813	0.88
	Harrah's Operating Co. Inc.,
	Term Loan B-2, 3.498%, 1/28/15	United States	500,000	430,532	0.09
	Term Loan B-3, 3.29% - 3.498%, 1/28/15	United States	1,545,138	1,320,997	0.27
	Term Loan B-4, 9.50%, 10/31/16	United States	8,069,101	8,266,342	1.71
	Las Vegas Sands LLC,
[d]	Delayed Draw I Term Loan, 2.07%, 5/23/14	United States	422,156	392,869	0.08
	Delayed Draw II Term Loan, 2.07%, 5/23/13	United States	183,964	168,488	0.03
[d]	Term Loan B, 2.07%, 5/23/14	United States	3,559,653	3,312,702	0.69
	VML U.S. Finance LLC (Venetian Macau),
	Delayed Draw, 5.04%, 5/25/12	Macau	2,080,736	2,033,595	0.42
	New Project Term Loans, 5.04%, 5/25/13	Macau	1,595,401	1,569,808	0.32
	Term Loan B, 5.04%, 5/25/13	Macau	1,507,987	1,473,822	0.31
____________________________________________
				26,926,810	5.57
____________________________________________
	Commercial Printing
	Cenveo Corp.,
	Delayed Draw Term Loan, 5.039%, 6/21/13	United States	35,574	35,029	0.01
	Term Loan C, 5.039%, 6/21/13	United States	1,091,266	1,074,549	0.22
	Quad/Graphics Inc., Term Loan B, 5.50%, 7/02/16	United States	$4,020,000	$3,826,537	0.79
____________________________________________
				4,936,115	1.02
____________________________________________
	Commodity Chemicals
	Lyondell Chemical Co., Term Loan, 5.50%, 4/01/16	United States	810,000	817,024	0.17
	Styron S.A.R.L., Term Loan, 7.50%, 6/17/16	Luxembourg	1,920,000	1,936,800	0.40
____________________________________________
				2,753,824	0.57
____________________________________________
	Construction & Farm Machinery & Heavy Trucks
	Manitowoc Co. Inc., Term Loan B, 8.00%, 11/06/14	United States	4,588,749	4,598,307	0.95
	Oshkosh Truck Corp., Term Loan B-1, 6.54%, 12/06/13	United States	1,273,702	1,279,676	0.27
____________________________________________
				5,877,983	1.22
____________________________________________
	Data Processing & Outsourced Services
	Fidelity National Information Services Inc., Term Loan B, 5.25%, 7/18/16	United States	5,000,000	5,034,895	1.04
	First American Corp. (Information Solutions Co.), Term Loan B, 4.75%, 4/12/16	United States	1,290,000	1,291,613	0.27
	First Data Corp.,
	Term Loan B-1, 3.066% - 3.079%, 9/24/14	United States	3,741,910	3,265,595	0.67
	Term Loan B-2, 3.066% - 3.079%, 9/24/14	United States	1,753,195	1,528,019	0.32
	Term Loan B-3, 3.066% - 3.079%, 9/24/14	United States	1,040,413	907,544	0.19
	SunGard Data Systems Inc.,
	Incremental Term Loan, 6.75%, 2/28/14	United States	5,201,780	5,211,070	1.08
	Tranche B U.S. Term Loan, 3.999% - 4.061%, 2/28/16	United States	1,878,235	1,813,963	0.37
	Trans Union LLC, Term Loan B, 6.75%, 6/15/17	United States	7,800,000	7,881,900	1.63
____________________________________________
				26,934,599	5.57
____________________________________________
	Diversified Chemicals
	Celanese U.S. Holdings LLC, Dollar Term Loan, 2.284%, 4/02/14	United States	2,743,945	2,632,661	0.54
	Huntsman International LLC, Term Loan B, 2.151% - 2.231%, 4/19/14	United States	2,397,900	2,255,899	0.47
____________________________________________
				4,888,560	1.01
____________________________________________
	Diversified Real Estate Activities
	CB Richard Ellis Services Inc., Term Loan B, 5.50%, 12/20/13	United States	989,869	989,869	0.20
____________________________________________
	Diversified Support Services
	ARAMARK Corp.,
	Extended Synthetic L/C, 0.198%, 7/26/16	United States	77,568	74,821	0.02
	Synthetic L/C, 0.198%, 1/26/14	United States	57,448	53,929	0.01
	Term Loan B, 2.408%, 1/26/14	United States	794,863	746,177	0.15
	Term Loan B Extended, 3.783%, 7/26/16	United States	1,177,784	1,136,068	0.24
	Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	United States	3,343,140	3,343,140	0.69
[d]	Interactive Data Corp, Term Loan B, 7.25%, 1/29/17	United States	4,700,000	4,698,040	0.97
	KAR Auction Services Inc. (Adesa), Initial Term Loan, 3.07%, 10/18/13	United States	1,000,000	957,857	0.20
	Language Line LLC, Term Loan B, 5.50%, 11/04/15	United States	1,442,750	1,424,114	0.30
	West Corp.,
	Term Loan B-3, 7.25%, 10/24/13	United States	3,974,678	3,975,505	0.82
	Term Loan B-4, 4.196% - 4.311%, 7/15/16	United States	370,561	360,139	0.07
____________________________________________
				16,769,790	3.47
____________________________________________
	Drug Retail
[d]	Rite Aid Corp.,
	Tranche 3 Term Loan, 6.00%, 6/04/14	United States	2,392,945	2,267,315	0.47
	Tranche 4 Term Loan, 9.50%, 6/10/15	United States	$2,493,353	$2,547,272	0.53
____________________________________________
				4,814,587	1.00
____________________________________________
	Education Services
	ATI Acquisition Co., Tranche B Term Loan, 8.25%, 12/30/14	United States	646,750	625,461	0.13
	Bright Horizons Family Solution Inc., Term Loan B, 7.50%, 5/21/15	United States	3,707,615	3,717,878	0.77
[d]	Education Management LLC, Term Loan C, 2.313%, 6/01/13	United States	4,533,440	4,262,852	0.88
	Laureate Education Inc.,
	Closing Date Term Loan, 3.743%, 8/18/14	United States	1,304,459	1,188,362	0.24
	Delayed Draw Term Loan, 3.743%, 8/18/14	United States	195,266	177,887	0.04
	Series A New Term Loan, 7.00%, 8/18/14	United States	3,347,888	3,290,974	0.68
____________________________________________
				13,263,414	2.74
____________________________________________
	Electric Utilities
	New Development Holdings LLC (Calpine), Term Loan, 7.00%, 6/08/17	United States	4,010,000	4,049,474	0.84
____________________________________________
	Electrical Components & Equipment
	Baldor Electric Co., Term Loan B, 5.25% - 5.50%, 1/31/14	United States	3,183,046	3,190,409	0.66
____________________________________________
	Electronic Manufacturing Services
	FCI USA,
	Term Loan B1, 3.906%, 11/01/13	United States	1,012,350	941,485	0.20
	Term Loan B5B, 3.906%, 11/01/13	United States	1,012,350	941,485	0.19
	Flextronics International USA Inc.,
	A Closing Date Loan, 2.591% - 2.596%, 10/01/14	United States	442,784	417,232	0.09
	A-1-A Delayed Draw Term Loan, 2.591%, 10/01/14	United States	127,237	119,894	0.02
	A-1-B Delayed Draw Term Loan, 2.566%, 10/01/14	United States	1,293,367	1,218,730	0.25
	B Closing Date Loan, 2.596%, 10/01/12	United States	596,931	574,845	0.12
____________________________________________
				4,213,671	0.87
____________________________________________
	Environmental & Facilities Services
	Advanced Disposal Services Inc., Term Loan B, 6.00%, 1/14/15	United States	1,164,150	1,168,516	0.24
	Casella Waste Systems Inc., Term Loan B, 7.00%, 4/09/14	United States	1,411,392	1,416,685	0.29
	Duratek Inc. (EnergySolutions), Term Loan B, 6.25%, 6/07/13	United States	712,898	706,363	0.15
	EnergySolutions LLC,
	Synthetic A Deposit, 6.25%, 6/07/13	United States	1,060,905	1,051,180	0.22
	Synthetic L/C, 6.25%, 6/07/13	United States	111,096	110,078	0.02
	Term Loan B, 6.25%, 6/07/13	United States	1,485,901	1,472,279	0.31
[e,f,g]	EnviroSolutions Inc., Initial Term Loan, PIK, 12.00%, 7/07/12	United States	2,247,125	1,797,700	0.37
____________________________________________
				7,722,801	1.60
____________________________________________
	Food Retail
	Pantry Inc.,
	Delayed Draw Term Loan, 2.07%, 5/14/14	United States	180,099	172,370	0.04
	Term Loan B, 2.07%, 5/14/14	United States	625,240	598,406	0.12
____________________________________________
				770,776	0.16
____________________________________________
	General Merchandise Stores
	Dollar General Corp., Tranche B-1 Term Loan, 3.066% - 3.225%, 7/07/14	United States	4,173,703	4,059,710	0.84
____________________________________________
	Health Care Equipment
	DJO Finance LLC, Term Loan B, 3.316%, 5/20/14	United States	2,454,428	2,340,911	0.48
	Fresenius SE,
	Tranche C1 Dollar Term Loan, 4.50%, 9/10/14	Germany	1,470,013	1,476,445	0.31
	Tranche C2 Term Loan, 4.50%, 9/10/14	Germany	$973,044	$977,301	0.20
____________________________________________
				4,794,657	0.99
____________________________________________
	Health Care Facilities
	Community Health Systems Inc.,
	Delayed Draw Term Loan, 2.788%, 7/25/14	United States	319,825	303,493	0.06
	Term Loan, 2.788%, 7/25/14	United States	6,231,974	5,913,739	1.22
	HCA Inc., Term Loan B-1, 2.783%, 11/18/13	United States	7,399,553	7,158,209	1.48
	HealthSouth Corp.,
	Term Loan B, 2.79%, 3/10/13	United States	1,466,226	1,425,905	0.29
	Term Loan B-2, 4.29%, 9/10/15	United States	1,229,143	1,216,631	0.25
	Iasis Healthcare LLC,
	Delayed Draw Term Loan, 2.316%, 3/14/14	United States	932,352	882,045	0.18
	Initial Term Loan, 2.316%, 3/14/14	United States	2,693,880	2,548,523	0.53
	Synthetic L/C, 2.327%, 3/14/14	United States	253,701	240,012	0.05
	Psychiatric Solutions Inc., Term Loan, 2.26% - 2.277%, 7/01/12	United States	2,848,939	2,829,353	0.59
[d]	Universal Health Services Inc., Term Loan B, 6.25%, 10/15/16	United States	6,300,000	6,263,252	1.30
	Vanguard Health Holding Co. II LLC, Initial Term Loan, 5.00%, 1/29/16	United States	3,349,093	3,321,463	0.69
____________________________________________
				32,102,625	6.64
____________________________________________
	Health Care Supplies
	Bausch and Lomb Inc.,
	Delayed Draw Term Loan, 3.566%, 4/28/15	United States	721,689	693,136	0.15
	Parent Term Loan, 3.566% - 3.783%, 4/28/15	United States	2,979,715	2,861,822	0.59
____________________________________________
				3,554,958	0.74
____________________________________________
	Household Products
	Prestige Brands Inc., Term Loan B, 4.75%, 3/24/16	United States	2,311,633	2,297,185	0.47
[d]	Spectrum Brands Inc., Term Loan, 8.00%, 6/16/16	United States	3,560,000	3,602,275	0.75
____________________________________________
				5,899,460	1.22
____________________________________________
	Housewares & Specialties
	Jarden Corp., Term Loan B4, 3.783%, 1/26/15	United States	1,514,189	1,498,236	0.31
	Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.343%, 10/04/11	United States	1,824,366	1,802,702	0.37
____________________________________________
				3,300,938	0.68
____________________________________________
	Human Resource & Employment Services
	Altegrity Inc., Tranche D Term Loan, 8.25%, 2/21/15	United States	980,000	976,247	0.20
____________________________________________
	Independent Power Producers & Energy Traders
	Dynegy Holdings Inc.,
	Term L/C Facility, 4.07%, 4/02/13	United States	2,188,190	2,052,341	0.43
	Term Loan B, 4.07%, 4/02/13	United States	251,077	235,489	0.05
	NRG Energy Inc.,
	Credit Link, 2.283%, 2/01/13	United States	1,728,754	1,662,845	0.34
	Term Loan, 2.283%, 2/01/13	United States	3,530,332	3,395,738	0.70
	Texas Competitive Electric Holdings Co. LLC,
	Term Loan B-1, 3.845% - 4.033%, 10/10/14	United States	1,466,818	1,141,760	0.24
	Term Loan B-2, 3.845% - 4.066%, 10/10/14	United States	2,821,519	2,196,251	0.45
	Term Loan B-3, 3.845% - 4.033%, 10/10/14	United States	972,500	754,295	0.16
____________________________________________
				11,438,719	2.37
____________________________________________
	Industrial Conglomerates
	Sensus Metering Systems Inc., Term Loan B-3, 7.00%, 6/17/13	United States	1,772,905	1,781,769	0.37
	TriMas Co. LLC,
	Class A Tranche B Term Loan, 6.00%, 12/15/15	United States	1,336,358	1,312,972	0.27
	Class A Tranche B-1 L/C, 6.00%, 12/15/15	United States	$320,405	$314,798	0.07
____________________________________________
				3,409,539	0.71
____________________________________________
	Industrial Machinery
	Mueller Water Products Inc.,
	Term Loan A, 5.533%, 5/24/12	United States	315,008	313,301	0.06
	Term Loan B, 5.475% - 5.533%, 5/24/14	United States	2,553,873	2,546,850	0.53
	RBS Global Inc. (Rexnord),
	Incremental Tranche B-2, 2.625%, 7/22/13	United States	1,970,699	1,867,238	0.39
	Tranche B-1 Term B Loan, 2.875%, 7/22/13	United States	6,338,824	6,057,538	1.25
____________________________________________
				10,784,927	2.23
____________________________________________
	Integrated Telecommunication Services
	Cincinnati Bell Inc., Term Loan B, 5.533% - 6.50%, 6/11/17	United States	7,680,750	7,557,313	1.56
	Intelsat Corp. (PanAmSat),
	Tranche B-2-A, 3.033%, 1/03/14	United States	1,990,380	1,882,464	0.39
	Tranche B-2-B, 3.033%, 1/03/14	United States	1,989,768	1,881,884	0.39
	Tranche B-2-C, 3.033%, 1/03/14	United States	1,989,768	1,881,884	0.39
	Savvis Communications Corp., Term Facility, 7.25%, 8/04/16	United States	1,730,000	1,678,100	0.35
	U.S. TelePacific Corp., Term Loan, 9.25%, 8/17/15	United States	997,500	1,002,488	0.21
	Wind Telecomunicazioni SpA,
	Term Loan B-2, 3.658%, 5/26/13	Italy	2,650,000	2,565,862	0.53
	Term Loan C-2, 4.658%, 5/26/14	Italy	2,650,000	2,562,550	0.53
____________________________________________
				21,012,545	4.35
____________________________________________
	Internet Software & Services
	Springboard Finance LLC (Skype), New Dollar Term Loan, 7.00%, 2/23/15	United States	5,381,875	5,358,867	1.11
[d]	SSI Investments II Ltd., Term Loan, 7.00%, 5/26/17	United States	2,250,000	2,258,438	0.47
____________________________________________
				7,617,305	1.58
____________________________________________
	IT Consulting & Other Services
	Acxiom Corp., Term B-2 Loan, 3.498%, 3/15/15	United States	1,203,830	1,203,830	0.25
____________________________________________
	Leisure Facilities
	24 Hour Fitness Worldwide Inc., Term Loan B, 6.75%, 4/22/16	United States	5,000,000	4,666,250	0.96
	Cedar Fair LP, U.S. Term Loan, 6.25%, 12/15/16	United States	2,630,000	2,640,686	0.55
	Six Flags Theme Parks Inc., Term Loan B, 6.00%, 6/30/16	United States	4,750,000	4,721,476	0.98
	Universal City Development Partners Ltd., Term Loan, 5.50%, 11/06/14	United States	1,990,000	1,990,000	0.41
____________________________________________
				14,018,412	2.90
____________________________________________
	Life & Health Insurance
	CNO Financial Group Inc., Term Loan, 7.50%, 10/10/13	United States	5,321,340	5,214,913	1.08
____________________________________________
	Life Sciences Tools & Services
	inVentiv Health Inc., Term Loan B, 7.00%, 8/04/16	United States	1,490,000	1,490,000	0.31
____________________________________________
	Metal & Glass Containers
	Anchor Glass Container Corp.,
	First Lien Term Loan, 6.00%, 3/02/16	United States	3,170,365	3,146,588	0.65
	Second Lien Term Loan, 10.00%, 9/02/16	United States	1,200,000	1,180,500	0.25
	Graham Packaging Co. LP, Term Loan C, 6.75%, 4/05/14	United States	2,115,608	2,136,434	0.44
____________________________________________
				6,463,522	1.34
____________________________________________
	Movies & Entertainment
	IMG Worldwide Inc., Term Loan B, 7.25%, 6/14/15	United States	2,500,000	2,443,750	0.50
[f]	Metro-Goldwyn-Mayer Inc., Term Loan B, 20.50%, 4/08/12	United States	2,626,357	1,151,657	0.24
	Zuffa LLC, Incremental Term Loan, 7.50%, 6/19/15	United States	$1,290,250	$1,303,153	0.27
____________________________________________
				4,898,560	1.01
____________________________________________
	Oil & Gas Drilling
	Dresser Inc., Term Loan B, 2.695%, 5/04/14	United States	2,227,495	2,071,571	0.43
____________________________________________
	Oil & Gas Refining & Marketing
	Big West Oil LLC, Term Loan, 12.00%, 7/23/15	United States	700,000	705,833	0.15
____________________________________________
	Oil & Gas Storage & Transportation
	Targa Resources Inc., Term Loan, 5.75%, 7/05/16	United States	702,730	704,048	0.15
____________________________________________
	Packaged Foods & Meats
	Dean Foods Co., Term Loan B, 1.915%, 4/02/14	United States	1,072,839	1,007,127	0.21
	Michael Foods Group Inc., Term Loan B, 6.25%, 6/21/16	United States	2,650,000	2,660,269	0.55
	Pinnacle Foods Finance LLC, Term Loan C, 7.50%, 4/02/14	United States	1,920,000	1,928,571	0.40
____________________________________________
				5,595,967	1.16
____________________________________________
	Paper Packaging
	John Henry Holdings Inc. (Multi-Packaging), Term Loan, 6.75%, 5/13/16	United States	1,820,000	1,806,350	0.37
	Reynolds Consumer Products Holdings Inc.,
	Incremental U.S. Term Loan, 5.75%, 5/05/15	United States	1,160,000	1,156,375	0.24
	U.S. Term Loan, 6.25%, 5/05/15	United States	6,808,125	6,803,019	1.41
	Smurfit-Stone Container Enterprises, Term Loan, 6.75%, 7/16/16	United States	3,700,000	3,722,452	0.77
____________________________________________
				13,488,196	2.79
____________________________________________
	Paper Products
	Georgia-Pacific LLC, Term Loan C, 3.783% - 3.787%, 12/23/14	United States	1,922,790	1,916,781	0.40
____________________________________________
	Personal Products
[d]	Revlon Consumer Products Corp., Term Loan B, 6.00%, 3/11/15	United States	2,995,500	2,944,951	0.61
____________________________________________
	Pharmaceuticals
	Warner Chilcott Co. LLC,
	Term Loan A, 5.50%, 10/30/14	United States	1,236,256	1,236,720	0.25
	Term Loan B2, 5.75%, 4/30/15	United States	1,255,287	1,256,285	0.26
	Warner Chilcott Corp.,
	Additional Term Loan, 5.75%, 4/30/15	United States	1,078,719	1,080,136	0.22
	Term Loan B1, 5.75%, 4/30/15	United States	753,844	754,443	0.16
____________________________________________
				4,327,584	0.89
____________________________________________
	Property & Casualty Insurance
	Affirmative Insurance Holdings Inc., Term Loan, 9.25%, 1/31/14	United States	485,173	385,712	0.08
____________________________________________
	Publishing
	Autotrader.com Inc., Term Loan B, 6.00%, 6/14/16	United States	1,320,000	1,323,284	0.27
	Dex Media East LLC, Term Loan B, 2.98% - 3.04%, 10/24/14	United States	494,643	405,607	0.08
	Dex Media West LLC, Term Loan B, 7.50%, 10/24/14	United States	3,041,946	2,728,516	0.57
	Newsday LLC, Floating Rate Term Loan, 6.776%, 8/01/13	United States	2,400,000	2,418,000	0.50
	R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14	United States	8,933,432	7,913,529	1.64
[f]	Tribune Co.,
	Initial Tranche B Advances, 5.25%, 5/16/14	United States	6,419,555	4,124,564	0.85
	Term Loan X, 7.084%, 5/18/09	United States	1,042,571	650,739	0.14
	Wenner Media LLC, Term Loan B, 2.066%, 10/02/13	United States	850,305	782,280	0.16
____________________________________________
				20,346,519	4.21
____________________________________________
	Research & Consulting Services
	Alix Partners LLP, Term Loan C, 2.43% - 2.54%, 10/12/13	United States	258,727	246,437	0.05
	Nielsen Finance LLC (VNU Inc.),
	Class A Term Loan, 2.345%, 8/09/13	United States	$2,216,703	$2,109,564	0.44
[d]	Class B Term Loan, 4.095%, 5/02/16	United States	1,506,429	1,459,890	0.30
____________________________________________
				3,815,891	0.79
____________________________________________
	Restaurants
	Wendy's/Arby's Restaurant LLC, Term Loan, 5.00%, 5/24/17	United States	2,140,000	2,146,152	0.44
____________________________________________
	Security & Alarm Services
	DynCorp International Inc., Term Loan B, 6.25%, 7/07/16	United States	2,900,000	2,915,950	0.60
	Protection One Inc., Term Loan B, 6.00%, 6/04/16	United States	2,190,000	2,170,838	0.45
____________________________________________
				5,086,788	1.05
____________________________________________
	Specialized Consumer Services
	Affinion Group Inc., Tranche B Term Loan, 5.00%, 10/09/16	United States	8,089,725	7,756,024	1.61
	Brickman Group Holdings Inc., Term Loan B, 2.533%, 1/23/14	United States	585,106	550,000	0.11
____________________________________________
				8,306,024	1.72
____________________________________________
	Specialized Finance
	AGFS Funding Co., Term Loan, 7.25%, 4/21/15	United States	3,930,000	3,886,401	0.80
	MSCI Inc., Term Loan, 4.75%, 6/01/16	United States	2,380,000	2,394,875	0.50
____________________________________________
				6,281,276	1.30
____________________________________________
	Specialty Chemicals
	Brenntag Holding GmbH & Co. KG,
	Acquisition Facility, 4.079% - 4.477%, 1/20/14	Germany	397,818	399,310	0.08
[d]	Term Loan B2, 4.079% - 4.088%, 1/20/14	United States	2,055,814	2,063,523	0.43
	CF Industries, B-1 Term Loan, 4.50%, 4/05/15	United States	1,303,122	1,310,815	0.27
	Chemtura Corp., Term Loan, 6.00%, 2/02/11	United States	1,000,000	999,375	0.21
	Cognis GmbH, Term Loan C , 2.537%, 9/15/13	Germany	2,300,000	2,275,084	0.47
[d]	GenTek Holding LLC, Term Loan B, 7.00%, 10/29/14	United States	1,448,308	1,443,782	0.30
	Hexion Specialty Chemicals BV, Tranche C-2B Term Loan, 4.313%, 5/03/15	Netherlands	1,239,394	1,166,062	0.24
	Hexion Specialty Chemicals Inc.,
	Tranche C-1B Term Loan, 4.313%, 5/03/15	United States	2,791,189	2,626,043	0.54
	Tranche C-4B Term Loan, 4.125%, 5/03/15	United States	437,926	411,651	0.09
	Nalco Co.,
	Term Loan, 6.50%, 5/13/16	United States	2,410,221	2,426,290	0.50
	Term Loan B, 2.125%, 11/04/10	United States	118,511	118,437	0.03
	Oxbow Carbon LLC, Term Loan B, 2.533%, 5/08/14	United States	1,081,826	1,025,481	0.21
	Polypore Inc., U.S. Term Loan, 2.32%, 7/03/14	United States	1,584,896	1,518,528	0.31
	Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	United States	1,694,956	1,699,193	0.35
	Univar Inc., Opco Tranche B Term Loan, 3.316%, 10/10/14	United States	2,852,110	2,744,266	0.57
____________________________________________
				22,227,840	4.60
____________________________________________
	Specialty Stores
	Bass Pro Group, Term Loan B, 5.00% - 5.75%, 4/12/15	United States	1,476,300	1,477,205	0.31
	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5.25%, 6/30/16	United States	3,839,085	3,849,711	0.80
	Savers Inc., Term Loan B, 5.75%, 3/11/16	United States	1,605,975	1,614,005	0.33
____________________________________________
				6,940,921	1.44
____________________________________________
	Systems Software
	Intergraph Corp., Incremental Term B-1 Loan, 6.00%, 5/29/14	United States	1,306,667	1,309,661	0.27
	Vertafore Inc., First Lien Term Loan B, 7.25%, 7/29/16	United States	$1,430,000	$1,425,979	0.30
____________________________________________
				2,735,640	0.57
____________________________________________
	Trading Companies & Distributors
	Interline Brands Inc.,
	Delayed Draw Term Loan, 2.075%, 6/23/13	United States	562,261	522,902	0.11
	Term Loan B, 2.079%, 6/23/13	United States	153,059	142,345	0.03
____________________________________________
				665,247	0.14
____________________________________________
	Trucking
	Hertz Corp.,
	Credit Link, 0.337%, 12/21/12	United States	104,200	100,929	0.02
	Term Loan B, 2.08% - 2.10%, 12/21/12	United States	563,427	545,740	0.11
____________________________________________
				646,669	0.13
____________________________________________
	Wireless Telecommunication Services
	NTELOS Inc.,
	Term B Advance, 6.00%, 8/07/15	United States	1,500,000	1,496,250	0.31
	Term Loan B, 5.75%, 8/07/15	United States	3,262,925	3,271,083	0.68
	TowerCo Finance LLC, Term Loan, 6.00% - 6.25%, 11/24/14	United States	2,049,203	2,047,495	0.42
____________________________________________
				6,814,828	1.41
____________________________________________
	Total Senior Floating Rate Interests (Cost $460,476,576)			460,432,030	95.30

			Shares/ Warrants
	Common Stocks and Other Equity Interests
	Auto Parts & Equipment
[h]	Dayco Products LLC (Mark IV)	United States	121,630	4,926,015	1.02
____________________________________________
	Broadcasting
[h]	Citadel Broadcasting Corp., A	United States	811	19,870	—
[h]	Citadel Broadcasting Corp., B	United States	3,063	75,043	0.01
[h]	Citadel Broadcasting Corp., wts., 6/03/30	United States	19,044	466,578	0.10
____________________________________________
				561,491	0.11
____________________________________________
	Total Common Stocks and Other Equity Interests (Cost $4,128,896)			5,487,506	1.13

	Total Investments before Short Term Investments (Cost $464,605,472)			465,919,536	96.43

			Principal Amount[a]
	Short Term Investments (Cost $41,696,129)
	Repurchase Agreements
[i]

Joint Repurchase Agreement, 0.185%, 8/02/10 (Maturity Value

  $41,696,771)
Banc of America Securities LLC (Maturity Value $5,445,598)
Barclays Capital Inc. (Maturity Value $5,445,598)
BNP Paribas Securities Corp. (Maturity Value $5,833,797)
Credit Suisse Securities (USA) LLC (Maturity Value $5,445,598)
Deutsche Bank Securities Inc. (Maturity Value $6,041,862)
HSBC Securities (USA) Inc. (Maturity Value $5,445,598)
Morgan Stanley & Co. Inc. (Maturity Value $5,445,598)
UBS Securities LLC (Maturity Value $2,593,122)

  Collateralized by U.S. Government Agency Securities, 0.223% -

    6.875%, 8/13/10 – 7/28/15; [j]U.S. Government Agency

      Discount Notes, 5/12/11; U.S. Treasury Notes, 0.875% -

        4.625%, 9/30/10 – 2/29/12; and [j]U.S. Treasury Bills,

          10/21/10

		United States	$41,696,129	$41,696,129	8.63
____________________________________________
	Total Investments (Cost $506,301,601)			507,615,665	105.06
	Other Assets, less Liabilities			(24,464,418)	(5.06)

	Net Assets			$483,151,247	100.00

See Abbreviations on page xx.
[a]The principal amount is stated in U.S. dollars unless otherwise indicated.
[b]The coupon rate shown represents the rate at period end.
[c]See Note 1(d) regarding senior floating rate interests.
[d]A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
[e]Income may be received in additional securities and/or cash.
[f]See Note 7 regarding defaulted securities.
[g]See Note 10 regarding other considerations.
[h]Non-income producing.
[i]See Note 1(b) regarding joint repurchase agreement.
[j]The security is traded on a discount basis with no stated coupon rate.

Financial Statements

Statement of Assets and Liabilities
July 31, 2010

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$464,605,472
Cost - Repurchase agreements	41,696,129
Total cost of investments	$506,301,601
Value - Unaffiliated issuers	$465,919,536
Value - Repurchase agreements	41,696,129
Total value of investments	507,615,665
Cash	770,280
Receivables:
Investment securities sold	7,977,050
Interest	1,722,499
Unrealized appreciation on unfunded loan commitments	4,069
Other assets	527
Total assets	518,090,090

Liabilities:
Payables:
Investment securities purchased	32,561,357
Affiliates	322,225
Distributions to shareholders	2,010,304
Accrued expenses and other liabilities	44,957
Total liabilities	34,938,843
Net assets, at value	$483,151,247

Net assets consist of:
Paid-in capital	$589,784,890
Undistributed net investment income	73,717
Net unrealized appreciation (depreciation)	1,318,133
Accumulated net realized gain (loss)	(108,025,493)
Net assets, at value	$483,151,247
Net asset value and maximum offering price per share ($483,151,247 ÷ 55,825,207 shares outstanding)	$8.65

Financial Statements (continued)

Statement of Operations
for the year ended July 31, 2010

Investment income:
Interest	$18,899,459

Expenses:
Management fees (Note 3a)	3,273,175
Administrative fees (Note 3b)	582,348
Custodian fees (Note 4)	6,628
Reports to shareholders	2,327
Professional fees	124,710
Trustees' fees and expenses	24,907
Other	30,466
Total expenses	4,044,561
Expense reductions (Note 4)	(92)
Expenses waived/paid by affiliates (Note 3d)	(771,294)
Net expenses	3,273,175
Net investment income	15,626,284

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(145,581)
Net change in unrealized appreciation (depreciation) on investments	17,329,762
Net realized and unrealized gain (loss)	17,184,181
Net increase (decrease) in net assets resulting from operations	$32,810,465

Financial Statements (continued)

Statements of Changes in Net Assets

	Year Ended July 31,
	2010	2009
Increase (decrease) in net assets:
Operations:
Net investment income	$15,626,284	$14,431,468
Net realized gain (loss) from investments	(145,581)	(54,640,585)
Net change in unrealized appreciation (depreciation) on investments	17,329,762	10,247,552
Net increase (decrease) in net assets resulting from operations	32,810,465	(29,961,565)

Distributions to shareholders from net investment income	(15,492,012)	(14,457,547)
Capital share transactions (Note 2)	125,253,947	(62,248,468)
Net increase (decrease) in net assets	142,572,400	(106,667,580)
Net assets:
Beginning of year	340,578,847	447,246,427
End of year	$483,151,247	$340,578,847
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of year	$73,717	$(60,555)

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund). The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

a.  Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.  Joint repurchase agreements are valued at cost, which approximates market value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 30, 2010.

c.  Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d.  Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

e.  Income Taxes

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the owner for inclusion in its individual income tax returns.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and has determined that no provision for income tax is required in the Fund's financial statements.

Prior to December 23, 2009, the Fund was treated as a partnership for US income tax purposes.  On December 23, 2009, Franklin Advisers, Inc and Templeton Investment Counsel redeemed their interests in the Fund, terminating the partnership status for US tax purposes.  The Fund has elected to be treated as a disregarded entity for US income tax purposes, effective December 23, 2009.

f.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund’s net investment income is allocated to the owner daily and paid monthly. Net capital gains (or losses) realized by the Fund will be allocated to the owner and will not be distributed. Distributions to the owner are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

g.  Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h.  Guarantees and Indemnifications

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  SHARES OF BENEFICIAL INTEREST

At July 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Year Ended July 31,
	2010		2009
	Shares	Amount	Shares	Amount
Shares sold	21,389,820	$184,442,981	12,816,839	$101,386,162
Shares redeemed	(6,908,551)	(59,189,034)	(21,035,136)	(163,634,630)
Net increase (decrease)	14,481,269	$125,253,947	(8,218,297)	$(62,248,468)

3.  TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

b.  Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

Annualized
Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

d.  Waiver and Expense Reimbursements

Advisers and FT Services have voluntarily agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, acquired fund fees and expenses) for each class of the Fund do not exceed 0.80% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations). Advisers and FT Services may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

e.  Other Affiliated Transactions

At July 31, 2010, Franklin Floating Rate Fund, PLC owned 100% of the Fund’s outstanding shares.

4.  EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended July 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5.  INCOME TAXES

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 506,665,144

Unrealized appreciation	$ 8,477,782
Unrealized depreciation	(7,527,261)
Net unrealized appreciation (depreciation)	$ 950,521

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6.  INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2010, aggregated $410,135,191 and $273,872,727, respectively.

7.  CREDIT RISK AND DEFAULTED SECURITIES

At July 31, 2010, the Fund had 84.92% of its portfolio invested in senior secured floating rate notes or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At July 31, 2010, the aggregate value of these securities was $7,724,680, representing 1.60% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8.  UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2010, unfunded commitments were as follows:

Unfunded
Borrower	Commitment
[a]EnviroSolutions Real Property Holdings	$ 347,509

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations.

aSee Note 10 regarding other considerations.

9.  SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2010, the Fund made the following distributions:

Payment Date	Amount Per Share
8/31/2009	$0.022798
9/30/2009	$0.023100
10/30/2009	$0.025104
11/30/2009	$0.025293
12/31/2009	$0.026253
1/29/2010	$0.025626
2/26/2010	$0.023514
3/31/2010	$0.026686
4/30/2010	$0.025468
5/28/2010	$0.029967
6/30/2010	$0.030129
7/30/2010	$0.035818
Total	$0.319756

10.  OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

11.  CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended July 31, 2010, the Fund did not use the Global Credit Facility.

12.  FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. (“Adelphia”) and related parties, along with its Official Committee of Unsecured Creditors, (collectively “Plaintiffs”) filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust’s interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the “Franklin Defendants”), and Franklin

CLOs I-III, among other defendants. In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the “Complaint”). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter was transferred to the U.S. District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the “Amended Complaint”). The Franklin Defendants, among others, moved to dismiss the Amended Complaint on December 20, 2007. On June 17, 2008, the court granted the motions and dismissed all of the claims against certain defendants, including the Franklin Defendants, while leaving other claims against other defendants outstanding. On December 8, 2008, the court entered a stipulated order of final judgment with respect to the dismissed claims, and Plaintiffs filed a notice of appeal from that judgment to the U.S. Court of Appeals for the Second Circuit on January 6, 2009. The Court of Appeals heard oral argument on the appeal on May 18, 2010, and on May 26, 2010 issued a unanimous summary order adopting the reasoning of the lower court and affirming dismissal. On August 3, 2010, Plaintiffs obtained an extension of time, through October 7, 2010, to petition the U.S. Supreme Court for review.

13.  FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•                     Level 1 – quoted prices in active markets for identical securities

•                     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

•                     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

14.  SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Selected Portfolio
L/C	Letter of Credit
PIK	Payment-In-Kind

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 16, 2010

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	130	Bar-S Foods (meat packing company).

Principal Occupation During Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Sam Ginn (1937) One Franklin Parkway San Mateo, CA 94403-1906

Trustee

	Since 2007	107	ICO Global Communications (Holdings) Limited (satellite company).

Principal Occupation During Past 5 Years:

Private investor; and formerly, Chairman of the Board, Vodafone AirTouch, PLC (wireless company); Chairman of the Board and Chief Executive Officer, AirTouch Communications (cellular communications) (1993-1998) and Pacific Telesis Group (telephone holding company) (1988-1994).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1999	130

Hess Corporation (exploration and refining of oil and gas), H.J. Heinz Company (processed foods and allied products), RTI International Metals, Inc. (manufacture and distribution of titanium), Canadian National Railway (railroad) and White Mountains Insurance Group, Ltd. (holding company).

Principal Occupation During Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since December 2009	130	Boeing Capital Corporation (aircraft financing).

Principal Occupation During Past 5 Years:

Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and formerly, Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	130	Hess Corporation (formerly, Amerada Hess Corporation) (exploration and refining of oil and gas).

Principal Occupation During Past 5 Years:

Chairman Emeritus, The Hertz Corporation (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and formerly, Chairman of the Board, President and Chief Executive Officer, UAL Corporation.

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).

Principal Occupation During Past 5 Years:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and formerly, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	107	None

Principal Occupation During Past 5 Years:

President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and formerly, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held

**Charles B. Johnson (1933) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Since 1999	130	None

Principal Occupation During Past 5 Years:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	87	None

Principal Occupation During Past 5 Years:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.

Mark Boyadjian (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2003	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.

James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer -Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Fund Accounting, Franklin Templeton Investments and officer of 27 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer - Investment Management	Since April 2010	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.  Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1:  Charles B. Johnson is the father of Gregory E. Johnson.

Note 2:  Officer information is current as of the date of this report.  It is possible that after this date, information about officers may change.

Note 3: Prior to July 31, 2010, Robert F. Carlson and Frank W.T. LaHaye each ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED JOHN B. WILSON AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. WILSON QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS CHIEF FINANCIAL OFFICER OF STAPLES, INC. FROM 1992 TO 1996. MR. WILSON HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE 2007. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. WILSON HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. WILSON IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 23, 2010, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. It was noted that at regular Board meetings during the course of the year, the Board had reviewed and discussed investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Investment Manager (Manager) and its affiliates.  In addition, information specifically furnished to the Board in connection with the agreements renewals being considered at the meeting included a report for the Fund prepared by Lipper,Inc. (“Lipper”) (hereafter the “Lipper Reports”) as well as additional material, including a Fund Profitability Analysis Report prepared by management.  The Lipper Reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper.  The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis.  Included with such Profitability Analysis Report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Investment Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant, and a three year expense analysis with an explanation for any increase in expense ratios.  Additional materials accompanying such report were a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel.  The Fund Profitability Analysis Report and additional material prepared by management, along with the Lipper Report for the Fund, were sent to each of the Trustees on January 28, 2010.  Such material was reviewed and discussed by the independent Trustees among themselves and with management in a telephonic conference call that took place February 10, 2010.  Questions raised in such telephonic conference call were responded to by management and were discussed at a meeting of independent Trustees held prior to the Board meeting.

PROXY VOTING POLICIES AND PROCEDURES

The Fund’s investment manager has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflects the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $71,769 for the fiscal year ended July 31, 2010 and $76,398 for the fiscal year ended July 31, 2009.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $13,250 for the fiscal year ended July 31, 2010 and $13,250 for the fiscal year ended July 31, 2009. The services for which these fees were paid included tax compliance and advice.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2010 and $6,000 for the fiscal year ended July 31, 2009. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $13,250 for the fiscal year ended July 31, 2010 and $19,250 for the fiscal year ended July 31, 2009.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.       N/A

Item 6.  Schedule of Investments.                     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.            N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  September 27, 2010

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  September 27, 2010